Brokerage And Custodial Fees (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Brokerage And Custodial Fees [Abstract]
Schedule Of Brokerage And Custodial Fees

	Three months ending June 30,		Six months ending June 30,
	2017	2016	2017	2016

Brokerage fees	$ 3,158,867	$ 3,211,829	$ 6,409,193	$ 6,512,152
Custodial fees	7	6	13	33

Total	$ 3,158,874	$ 3,211,835	$ 6,409,206	$ 6,512,185

	2016	2015	2014

Brokerage fees	$ 13,188,941	$ 13,566,607	$ 15,803,101
Custodial fees	46	131	213

Total	$ 13,188,987	$ 13,566,738	$ 15,803,314

Schedule Of Brokerage Fee Rebates

	Three months ending June 30,		Six months ending June 30,
	2017	2016	2017	2016

Brokerage fee rebates	$ 195,331	$ 193,450	$ 387,151	$ 387,116